New World Fund®
Investment portfolio
July 31, 2019
unaudited
Common stocks 86.12% Information technology 15.56%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	81,971,500	$677,697
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,400,000	59,682
Microsoft Corp.	4,753,700	647,787
Mastercard Inc., Class A	2,000,800	544,758
PagSeguro Digital Ltd., Class A2	10,531,626	457,915
Broadcom Inc.	1,329,000	385,397
Micron Technology, Inc.[2]	7,134,600	320,272
Samsung Electronics Co., Ltd.[1]	8,216,060	313,470
Keyence Corp.[1]	506,000	288,767
Visa Inc., Class A	1,427,900	254,166
ASML Holding NV1	1,106,455	245,418
StoneCo Ltd., Class A2	6,817,290	238,673
Adobe Inc.[2]	639,700	191,181
PayPal Holdings, Inc.[2]	1,684,000	185,914
Amadeus IT Group SA, Class A, non-registered shares[1]	1,998,892	156,353
SK hynix, Inc.[1]	2,376,000	153,362
Kingdee International Software Group Co. Ltd.[1]	131,762,001	124,719
Accenture PLC, Class A	455,000	87,624
Tokyo Electron Ltd.[1]	439,900	74,684
Autodesk, Inc.[2]	432,000	67,465
EPAM Systems, Inc.[2]	331,500	64,241
QUALCOMM Inc.	825,000	60,357
Murata Manufacturing Co., Ltd.[1]	1,284,600	56,648
Halma PLC[1]	2,195,600	53,220
Kingboard Holdings Ltd.[1]	17,245,000	42,413
Intel Corp.	810,300	40,961
Amphenol Corp., Class A	424,000	39,568
FleetCor Technologies, Inc.[2]	135,000	38,363
MediaTek Inc.[1]	3,594,000	36,014
WiseTech Global Ltd.[1]	1,635,363	35,497
Trimble Inc.[2]	822,200	34,746
Inphi Corp.[2]	535,000	32,212
Nokia Corp.[1]	5,431,487	29,267
Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	6,306,465	28,173
Acacia Communications, Inc.[2]	409,433	27,502
Cree, Inc.[2]	401,000	24,934
Western Union Co.	1,020,000	21,420
TravelSky Technology Ltd., Class H1	10,911,500	21,307
Largan Precision Co., Ltd.[1]	157,000	21,254
TE Connectivity Ltd.	225,000	20,790
Network International Holdings PLC[1,2]	2,717,765	20,195
Lumentum Holdings Inc.[2]	348,000	19,707
Hexagon AB, Class B1	379,400	18,406
Temenos AG1	102,000	17,916
Xiaomi Corp., Class B1,2	10,695,000	12,305
Sabre Corp.	390,400	9,178
Topcon Corp.[1]	753,367	8,831
New World Fund — Page 1 of 16

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
ON Semiconductor Corp.[2]	364,700	$ 7,845
Hamamatsu Photonics KK1	193,800	7,145
Elastic NV, non-registered shares[2]	70,000	6,918
AAC Technologies Holdings Inc.[1]	650,559	3,527
		6,336,164
Consumer discretionary 12.79%
Alibaba Group Holding Ltd. (ADR)[2]	4,306,465	745,493
MercadoLibre, Inc.[2]	546,800	339,792
Naspers Ltd., Class N1	1,356,900	330,123
LVMH Moët Hennessy-Louis Vuitton SE1	763,492	315,699
Marriott International, Inc., Class A	1,624,100	225,847
Galaxy Entertainment Group Ltd.[1]	31,137,990	213,328
Meituan Dianping, Class B1,2	26,131,672	212,253
EssilorLuxottica [1]	1,544,546	207,901
Hermès International[1]	233,786	164,296
Melco Resorts & Entertainment Ltd. (ADR)	7,018,000	157,694
Kering SA1	259,966	134,288
Sony Corp.[1]	2,146,000	121,881
Wynn Macau, Ltd.[1]	53,216,200	119,060
Fast Retailing Co., Ltd.[1]	194,800	116,667
Huazhu Group Ltd. (ADR)	3,487,400	114,247
Jumbo SA1	5,625,631	109,642
Ryohin Keikaku Co., Ltd.[1]	585,600	104,144
Hyundai Motor Co.[1]	945,199	100,368
General Motors Co.	2,469,000	99,599
adidas AG1	284,000	91,074
Sands China Ltd.[1]	18,498,000	89,407
Booking Holdings Inc.[2]	45,500	85,841
NIKE, Inc., Class B	963,200	82,864
Midea Group Co., Ltd., Class A1	10,356,203	81,341
Zhongsheng Group Holdings Ltd.[1]	26,370,750	73,343
YUM! Brands, Inc.	608,600	68,480
Ctrip.com International, Ltd. (ADR)[2]	1,618,900	63,105
Industria de Diseño Textil, SA1	2,032,800	60,626
Hyundai Mobis Co., Ltd.[1]	266,145	53,877
Bayerische Motoren Werke AG1	584,000	43,052
MakeMyTrip Ltd., non-registered shares[2]	1,660,000	42,479
Shangri-La Asia Ltd.[1]	33,670,000	40,881
Ferrari NV1	249,900	40,189
Maruti Suzuki India Ltd.[1]	445,000	35,335
Domino’s Pizza, Inc.	144,000	35,212
Gree Electric Appliances, Inc. of Zhuhai, Class A1	4,338,546	34,373
Suzuki Motor Corp.[1]	803,000	31,356
Wynn Resorts, Ltd.	240,000	31,217
Daimler AG1	488,846	25,295
Samsonite International SA1	11,577,000	22,741
InterContinental Hotels Group PLC[1]	320,660	22,235
Astra International Tbk PT1	41,779,200	20,756
Vivo Energy PLC[1]	12,998,600	18,956
Eicher Motors Ltd.[1]	78,400	18,527
Inchcape PLC[1]	2,341,650	17,806
MGM Resorts International	462,000	13,869
Chow Sang Sang Holdings International Ltd.[1]	9,543,000	13,029
Valeo SA, non-registered shares[1]	258,000	8,053
New World Fund — Page 2 of 16

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Lojas Americanas SA, ordinary nominative	2,140,600	$ 7,847
Motherson Sumi Systems Ltd.[1]	1,940,026	3,003
		5,208,491
Financials 12.31%
AIA Group Ltd.[1]	66,175,800	674,550
Kotak Mahindra Bank Ltd.[1]	29,480,455	649,136
HDFC Bank Ltd.[1]	18,377,679	599,366
HDFC Bank Ltd. (ADR)	332,000	38,174
Sberbank of Russia PJSC (ADR)[1]	16,552,343	246,589
Sberbank of Russia PJSC (ADR)	2,932,600	43,754
B3 SA - Brasil, Bolsa, Balcao	24,699,600	273,056
Bank Central Asia Tbk PT1	111,129,900	244,416
China Construction Bank Corp., Class H1	266,408,000	205,101
Capitec Bank Holdings Ltd.[1]	2,422,357	199,354
Ping An Insurance (Group) Co. of China, Ltd., Class H1	14,281,199	169,386
Ping An Insurance (Group) Co. of China, Ltd., Class A1	1,346,312	17,133
Bajaj Finance Ltd.[1]	3,388,000	159,773
PICC Property and Casualty Co. Ltd., Class H1	97,010,000	115,397
UniCredit SpA[1]	8,540,096	100,205
Prudential PLC[1]	4,250,000	87,652
ICICI Bank Ltd.[1]	7,236,563	44,594
ICICI Bank Ltd. (ADR)	3,166,980	38,669
The People’s Insurance Co. (Group) of China Ltd., Class H1	193,388,000	81,495
BB Seguridade Participações SA	9,531,000	81,041
Bank of China Ltd., Class H1	182,859,000	74,218
Hong Kong Exchanges and Clearing Ltd.[1]	2,177,900	73,552
Housing Development Finance Corp. Ltd.[1]	2,366,090	72,923
Moody’s Corp.	336,000	72,018
Discovery Ltd.[1]	7,797,814	71,814
Türkiye Garanti Bankasi AS1,2	33,101,700	57,988
IndusInd Bank Ltd.[1,2]	2,566,721	52,430
Fairfax Financial Holdings Ltd., subordinate voting shares	97,300	45,078
Eurobank Ergasias SA1,2	46,290,599	44,886
Grupo Financiero Galicia SA, Class B (ADR)	1,215,000	44,639
Bank of the Philippine Islands[1]	25,303,880	44,578
Banco Bilbao Vizcaya Argentaria, SA1	8,492,157	43,025
Vietnam Technological and Commercial Joint Stock Bank[1,2]	36,071,485	31,907
Remgro Ltd.[1]	2,460,000	30,670
Kasikornbank PCL, foreign registered[1]	4,469,500	25,098
Axis Bank Ltd.[1]	2,786,000	24,983
Akbank TAS[1,2]	17,940,000	24,285
China Renaissance Holdings Ltd.[1,2]	6,910,236	14,020
TCS Group Holding PLC (GDR)[1]	433,085	8,608
TCS Group Holding PLC (GDR)[1,3]	264,560	5,259
Credicorp Ltd.	60,000	13,079
Old Mutual Ltd. Group[1]	9,100,000	12,182
Moscow Exchange MICEX-RTS PJSC[1]	6,856,705	10,006
Haci Ömer Sabanci Holding AS1	5,626,448	9,957
Chubb Ltd.	65,000	9,935
Agricultural Bank of China Ltd., Class H1	24,064,000	9,765
FirstRand Ltd.[1]	1,500,000	6,439
New World Fund — Page 3 of 16

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Shriram Transport Finance Co. Ltd.[1]	423,958	$ 5,968
Alpha Bank SA1,2	2,140,000	4,152
		5,012,303
Health care 8.23%
AstraZeneca PLC[1]	2,896,200	248,588
Thermo Fisher Scientific Inc.	880,520	244,503
Abbott Laboratories	2,023,200	176,221
Carl Zeiss Meditec AG, non-registered shares[1]	1,575,880	173,248
Yunnan Baiyao Group Co., Ltd., Class A1	14,018,074	154,168
Novartis AG1	1,577,150	144,623
Koninklijke Philips NV1	2,751,227	129,021
Asahi Intecc Co., Ltd.[1]	4,918,400	127,791
Illumina, Inc.[2]	425,796	127,475
CSL Ltd.[1]	714,000	111,489
BioMarin Pharmaceutical Inc.[2]	1,357,279	107,659
Shionogi & Co., Ltd.[1]	1,778,100	98,598
Straumann Holding AG1	111,345	90,782
China Biologic Products Holdings, Inc.[2]	891,795	85,550
Hypera SA, ordinary nominative	10,747,766	84,994
BeiGene, Ltd. (ADR)[2]	612,500	84,121
PerkinElmer, Inc.	910,870	78,444
Notre Dame Intermedica Participacoes SA	6,696,000	76,674
Jiangsu Hengrui Medicine Co., Ltd., Class A1	7,067,875	68,506
Hansoh Pharmaceutical Group Co., Ltd.[1,2]	22,164,000	60,166
Bayer AG1	828,000	53,780
Hugel, Inc.[1,2]	168,455	53,025
Novo Nordisk A/S, Class B1	1,093,504	52,485
Medtronic PLC	510,000	51,989
bioMérieux SA1	577,000	48,793
NMC Health PLC[1]	1,625,000	48,792
Alcon Inc.[1,2]	778,800	45,045
IHH Healthcare Bhd.[1]	31,984,000	44,376
WuXi AppTec Co., Ltd., Class H1	4,570,860	42,244
Boston Scientific Corp.[2]	987,000	41,908
Merck & Co., Inc.	490,000	40,665
Pfizer Inc.	1,018,000	39,539
Genomma Lab Internacional, SAB de CV, Series B2	41,949,334	38,264
WuXi Biologics (Cayman) Inc.[1,2]	3,402,992	36,516
HOYA Corp.[1]	465,000	35,726
Zoetis Inc., Class A	307,500	35,329
Teva Pharmaceutical Industries Ltd. (ADR)[2]	4,398,000	34,876
Berry Genomics Co., Ltd., Class A1,2	6,445,818	30,925
OdontoPrev SA, ordinary nominative	6,020,000	27,605
Hangzhou Tigermed Consulting Co., Ltd., Class A1	2,929,251	21,232
Danaher Corp.	135,100	18,982
Hikma Pharmaceuticals PLC[1]	713,400	15,907
Hapvida Participacoes e Investimentos S.A.	1,048,280	11,482
Grifols, SA, Class B (ADR)	401,870	9,147
Aier Eye Hospital Group Co., Ltd., Class A1	75,288	331
		3,351,584
New World Fund — Page 4 of 16

unaudited
Common stocks (continued) Industrials 7.78%	Shares	Value (000)
Airbus SE, non-registered shares[1]	3,284,601	$ 464,361
Shanghai International Airport Co., Ltd., Class A1	26,347,414	315,520
International Container Terminal Services, Inc.[1]	95,164,550	252,876
Adani Ports & Special Economic Zone Ltd.[1]	45,439,726	249,411
CCR SA, ordinary nominative	53,856,000	210,973
Safran SA1	1,199,437	171,880
Guangzhou Baiyun International Airport Co. Ltd., Class A1,2	57,863,694	147,646
Nidec Corp.[1]	1,079,000	144,747
SMC Corp.[1]	335,299	121,845
Boeing Co.	298,500	101,842
Edenred SA1	1,527,179	76,581
TransDigm Group Inc.[2]	156,400	75,923
Jardine Matheson Holdings Ltd.[1]	1,119,400	68,116
Havells India Ltd.[1]	6,874,000	64,291
Fortive Corp.	760,000	57,798
DSV A/S1	590,558	56,282
Alliance Global Group, Inc.[1]	167,000,000	51,092
Daikin Industries, Ltd.[1]	407,900	50,637
DP World PLC[1]	3,238,000	49,813
Koc Holding AS, Class B1	14,750,000	49,546
Cummins Inc.	265,000	43,460
Spirax-Sarco Engineering PLC[1]	371,000	40,489
Deere & Co.	214,200	35,482
Rational AG1	51,800	35,342
Wizz Air Holdings PLC[1,2]	781,326	33,276
Rolls-Royce Holdings PLC[1,2]	3,145,000	32,884
Ayala Corp.[1]	1,380,000	25,940
Thales SA1	214,000	24,116
Aeroflot - Russian Airlines PJSC[1]	13,930,000	23,372
Knorr-Bremse AG, non-registered shares[1]	227,000	23,089
Experian PLC[1]	600,000	18,203
United Technologies Corp.	124,600	16,647
MISUMI Group Inc.[1]	568,900	12,805
Komatsu Ltd.[1]	551,902	12,304
DKSH Holding AG1	179,946	9,075
		3,167,664
Materials 6.95%
Vale SA, ordinary nominative	16,643,362	217,225
Vale SA, ordinary nominative (ADR)	15,458,375	200,804
First Quantum Minerals Ltd.	25,438,000	234,373
Teck Resources Ltd., Class B	8,671,000	177,388
Freeport-McMoRan Inc.	15,204,000	168,156
Chr. Hansen Holding A/S1	1,880,626	163,837
UPL Ltd.[1]	12,901,500	111,584
Sika AG1	715,821	103,433
Fortescue Metals Group Ltd.[1]	16,802,431	94,305
Rio Tinto PLC[1]	1,376,000	78,131
Gerdau SA (ADR)	20,976,600	74,677
Shin-Etsu Chemical Co., Ltd.[1]	699,400	71,240
International Flavors & Fragrances Inc.	453,921	65,360
Barrick Gold Corp. (CAD denominated)	2,436,700	39,602
Barrick Gold Corp.	1,341,000	21,805
Loma Negra Compania Industrial Argentina SA (ADR)[2]	4,808,388	59,287
BHP Group PLC[1]	2,478,000	59,171
New World Fund — Page 5 of 16

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Arkema SA1	592,600	$ 53,333
Johnson Matthey PLC[1]	1,332,111	51,921
Kansai Paint Co., Ltd.[1]	2,424,200	47,737
CCL Industries Inc., Class B, nonvoting shares	952,699	47,642
Yara International ASA[1]	1,013,000	47,542
Akzo Nobel NV1	464,888	43,853
Evonik Industries AG1	1,468,000	42,118
Celanese Corp.	365,400	40,987
Linde PLC	213,200	40,781
Air Liquide SA, non-registered shares[1]	293,961	40,570
Koninklijke DSM NV1	318,000	39,352
Givaudan SA1	14,300	37,944
LANXESS AG1	612,000	36,631
En+ Group PLC (GDR)[1,2,3]	4,672,457	36,071
LafargeHolcim Ltd.[1]	693,805	33,975
Alcoa Corp.[2]	1,475,600	33,186
Glencore PLC[1]	10,222,000	32,913
Umicore SA1	954,279	29,773
Ivanhoe Mines Ltd., Class A2	8,722,000	27,360
Air Products and Chemicals, Inc.	118,000	26,936
SIG Combibloc Group AG1	1,997,000	24,286
BASF SE1	293,400	19,605
Amcor PLC (CDI)[1]	1,745,000	18,532
MMG Ltd.[1,2]	55,900,000	17,289
AngloGold Ashanti Ltd. (ADR)	664,500	11,336
AngloGold Ashanti Ltd.[1]	255,435	4,395
Turquoise Hill Resources Ltd.[2]	8,281,438	4,806
		2,831,252
Communication services 6.65%
Alphabet Inc., Class C2	406,386	494,442
Alphabet Inc., Class A2	118,464	144,313
Tencent Holdings Ltd.[1]	13,218,500	618,234
Facebook, Inc., Class A2	2,499,600	485,497
Activision Blizzard, Inc.	4,099,107	199,791
Yandex NV, Class A2	4,993,200	195,833
América Móvil, SAB de CV, Series L (ADR)	8,752,686	122,450
América Móvil, SAB de CV, Series L	3,967,600	2,791
Vodafone Group PLC[1]	39,298,700	71,575
YY Inc., Class A (ADR)[2]	1,053,000	67,592
SoftBank Group Corp.[1]	1,125,600	57,036
Zee Entertainment Enterprises Ltd.[1]	7,762,955	40,510
HUYA, Inc. (ADR)[2]	1,750,500	39,684
Bharti Airtel Ltd.[1]	7,639,057	37,583
China Tower Corp. Ltd., Class H1	134,584,000	34,861
Netflix, Inc.[2]	93,100	30,070
Intouch Holdings PCL, foreign registered[1]	9,823,000	20,330
Electronic Arts Inc.[2]	218,200	20,184
Spotify Technology SA2	104,823	16,241
Baidu, Inc., Class A (ADR)[2]	69,400	7,752
		2,706,769
New World Fund — Page 6 of 16

unaudited
Common stocks (continued) Consumer staples 5.88%	Shares	Value (000)
Nestlé SA1	3,293,555	$ 349,504
JBS SA, ordinary nominative	29,100,900	189,871
Kweichow Moutai Co., Ltd., Class A1	1,285,111	180,637
Pernod Ricard SA1	933,700	163,483
Coca-Cola Co.	2,892,500	152,232
Kirin Holdings Co., Ltd.[1]	5,219,500	113,420
Treasury Wine Estates Ltd.[1]	9,220,000	111,137
Carlsberg A/S, Class B1	659,721	89,974
Raia Drogasil SA, ordinary nominative	4,087,000	88,897
Reckitt Benckiser Group PLC[1]	940,800	72,944
United Spirits Ltd.[1,2]	7,876,156	67,916
British American Tobacco PLC[1]	1,778,800	63,473
a2 Milk Co., Ltd.[1,2]	5,125,000	59,420
Mondelez International, Inc.	1,077,800	57,651
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	44,213
Wal-Mart de México, SAB de CV, Series V	2,595,000	7,656
PepsiCo, Inc.	309,600	39,570
Asahi Group Holdings, Ltd.[1]	843,000	36,359
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	7,851,568	35,302
CP ALL PCL, foreign registered[1]	12,396,600	34,908
Shoprite Holdings Ltd.[1]	3,064,979	32,943
WH Group Ltd.[1]	32,670,000	31,856
Fomento Económico Mexicano, SAB de CV	3,493,200	31,662
Thai Beverage PCL[1]	52,006,800	31,539
Godrej Consumer Products Ltd.[1]	3,620,952	31,450
Uni-Charm Corp.[1]	1,059,000	30,009
Emperador Inc.[1,2]	197,286,200	29,199
Anheuser-Busch InBev SA/NV1	273,500	27,663
Associated British Foods PLC[1]	938,600	27,543
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	24,941
Herbalife Nutrition Ltd.[2]	545,700	22,385
Lion Corp.[1]	1,027,500	20,195
Japan Tobacco Inc.[1]	879,200	19,517
L’Oréal SA, non-registered shares[1]	68,282	18,258
Masan Group Corp.[1,2]	4,537,170	15,619
Chongqing Fuling Zhacai Group Co., Ltd., Class A1	3,692,645	13,177
Coca-Cola HBC AG (CDI)[1]	374,000	12,918
Coca-Cola FEMSA, SAB de CV, units	1,807,000	11,104
AMOREPACIFIC Corp.[1]	18,788	2,213
		2,392,758
Energy 5.79%
Reliance Industries Ltd.[1,2]	40,460,690	685,332
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	21,924,633	329,966
Royal Dutch Shell PLC, Class B1	5,748,365	181,430
Royal Dutch Shell PLC, Class B (ADR)	349,700	22,196
Royal Dutch Shell PLC, Class A1	684,278	21,490
Kosmos Energy Ltd.[4]	25,910,000	155,719
Energean Oil & Gas PLC[1,2,4]	9,900,000	127,200
Rosneft Oil Co. PJSC (GDR)[1]	14,679,200	96,835
Gazprom PJSC (ADR)[1]	9,950,000	72,940
Galp Energia, SGPS, SA, Class B1	4,158,388	64,608
INPEX Corp.[1]	5,605,000	49,170
Ultrapar Participacoes SA, ordinary nominative	9,298,110	48,460
Noble Energy, Inc.	2,173,000	47,980
New World Fund — Page 7 of 16

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Exxon Mobil Corp.	640,000	$ 47,590
Oil Search Ltd.[1]	9,166,900	43,965
Novatek PJSC (GDR)[1]	207,800	43,404
Gulf Keystone Petroleum Ltd.[1,4]	14,566,135	41,478
Halliburton Co.	1,649,000	37,927
BP PLC[1]	5,682,100	37,473
Baker Hughes, a GE Co., Class A	1,387,000	35,216
Schlumberger Ltd.	846,500	33,835
Indus Gas Ltd.[1,2,4]	10,429,272	32,722
China Oilfield Services Ltd., Class H1	23,078,000	25,960
Chevron Corp.	186,100	22,911
TOTAL SA1	263,780	13,668
Occidental Petroleum Corp.	237,700	12,208
OMV AG1	195,411	9,768
CNOOC Ltd.[1]	5,900,000	9,703
China Petroleum & Chemical Corp., Class H1	12,160,000	7,833
		2,358,987
Utilities 2.76%
ENN Energy Holdings Ltd.[1]	44,990,100	465,060
China Gas Holdings Ltd.[1]	87,887,466	364,428
China Resources Gas Group Ltd.[1]	46,710,000	237,653
Enel SpA[1]	4,628,637	31,721
Pampa Energía SA (ADR)[2]	740,000	24,346
		1,123,208
Real estate 1.42%
American Tower Corp. REIT	546,200	115,587
CK Asset Holdings Ltd.[1]	12,469,000	93,797
Embassy Office Parks REIT[1,2,3]	9,765,600	51,505
Embassy Office Parks REIT[1,2]	7,379,605	40,124
Ayala Land, Inc.[1]	88,803,200	86,913
China Overseas Land & Investment Ltd.[1]	17,788,000	60,885
BR Malls Participacoes SA, ordinary nominative	13,492,934	53,069
Longfor Group Holdings Ltd.[1]	8,042,500	29,571
Sun Hung Kai Properties Ltd.[1]	1,757,000	28,237
Central Pattana PCL, foreign registered[1]	3,657,900	8,692
SM Prime Holdings, Inc.[1]	10,616,342	7,604
		575,984
Total common stocks (cost: $25,684,292,000)		35,065,164
Preferred securities 2.22% Financials 0.76%
Itaú Unibanco Holding SA, preferred nominative (ADR)	15,195,500	139,039
Itaú Unibanco Holding SA, preferred nominative	11,261,094	102,745
Banco Bradesco SA, preferred nominative	7,611,600	68,809
		310,593
New World Fund — Page 8 of 16

unaudited
Preferred securities (continued) Industrials 0.72%	Shares	Value (000)
Azul SA, preferred shares (ADR)[2]	3,006,527	$ 122,366
Azul SA, preference shares[2]	2,979,200	40,422
GOL Linhas Aéreas Inteligentes SA, preferred nominative[2]	10,398,500	111,632
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR) (Brazil)	944,799	20,294
		294,714
Consumer discretionary 0.28%
Volkswagen AG, nonvoting preferred shares[1]	460,000	77,019
Lojas Americanas SA, preferred nominative	7,413,100	35,256
		112,275
Health care 0.17%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,009,716	68,666
Energy 0.16%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	2,950,100	40,476
Petróleo Brasileiro SA (Petrobras), preferred nominative	3,315,200	22,655
Consumer staples 0.09%
Henkel AG & Co. KGaA, nonvoting preferred shares[1]	353,500	36,440
Information technology 0.04%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	575,000	17,913
Real estate 0.00%
Ayala Land, Inc., preference shares[1,2,5]	30,910,900	55
Total preferred securities (cost: $571,120,000)		903,787
Rights & warrants 0.58% Health care 0.49%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2020[1,3]	16,376,220	139,948
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,3]	13,126,917	57,687
		197,635
Consumer staples 0.09%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,3]	2,610,700	37,726
Total rights & warrants (cost: $198,589,000)		235,361
Bonds, notes & other debt instruments 3.50% Bonds & notes of governments & government agencies outside the U.S. 3.12%	Principal amount (000)
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 68.466% 2020[6]	ARS17,268	380
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 52.006% 2022[6]	60,539	1,201
Argentine Republic 8.28% 2033[7]	$ 10,333	8,972
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)[8]	71,900	43,320
Argentine Republic 6.875% 2048	39,820	30,353
Armenia (Republic of) 7.15% 2025	6,000	6,956
Bahrain (Kingdom of) 6.75% 2029[3]	6,450	7,188
New World Fund — Page 9 of 16

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Banque Centrale de Tunisie 6.75% 2023	€ 1,830	$ 2,097
Banque Centrale de Tunisie 5.625% 2024	5,895	6,480
Banque Centrale de Tunisie 5.75% 2025	$ 5,575	5,202
Buenos Aires (City of) 8.95% 2021	8,904	9,016
Cameroon (Republic of) 9.50% 2025	19,237	20,967
Colombia (Republic of) 4.50% 2029	13,425	14,707
Colombia (Republic of) 7.375% 2037	10,950	15,152
Cote d’Ivoire (Republic of) 5.75% 2032[8]	14,696	14,431
Dominican Republic 7.50% 2021	7,634	8,051
Dominican Republic 5.50% 2025[3]	12,700	13,557
Dominican Republic 10.375% 2026	DOP289,000	5,974
Dominican Republic 11.00% 2026	121,900	2,613
Dominican Republic 11.00% 2026	61,700	1,321
Dominican Republic 5.95% 2027	$ 7,820	8,553
Dominican Republic 8.625% 2027[3]	4,950	5,996
Dominican Republic 11.25% 2027	DOP274,300	5,964
Dominican Republic 6.00% 2028[3]	$ 4,360	4,791
Dominican Republic 11.375% 2029	DOP195,700	4,374
Dominican Republic 7.45% 2044[3]	$18,050	21,367
Dominican Republic 7.45% 2044	5,700	6,747
Dominican Republic 6.85% 2045[3]	2,000	2,240
Egypt (Arab Republic of) 16.00% 2022	EGP300,000	18,295
Egypt (Arab Republic of) 7.50% 2027[3]	$ 6,800	7,433
Egypt (Arab Republic of) 6.588% 2028[3]	2,500	2,577
Egypt (Arab Republic of) 5.625% 2030	€ 3,225	3,649
Egypt (Arab Republic of) 8.50% 2047	$10,000	10,941
Ethiopia (Federal Democratic Republic of) 6.625% 2024	27,000	28,107
Gabonese Republic 6.375% 2024	7,000	6,968
Greece (Hellenic Republic of) 3.375% 2025	€15,000	18,369
Guatemala (Republic of) 4.375% 2027	$14,215	14,357
Honduras (Republic of) 8.75% 2020	5,559	5,941
Honduras (Republic of) 6.25% 2027	19,495	21,177
Indonesia (Republic of) 4.875% 2021	19,165	19,932
Indonesia (Republic of) 4.75% 2026[3]	26,740	29,419
Indonesia (Republic of) 6.625% 2037	8,612	11,331
Indonesia (Republic of) 7.75% 2038	8,094	11,832
Indonesia (Republic of) 5.25% 2042	18,644	21,599
Iraq (Republic of) 6.752% 2023	24,200	25,141
Iraq (Republic of) 5.80% 2028	11,845	11,803
Jordan (Hashemite Kingdom of) 6.125% 2026[3]	5,130	5,403
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	21,135	21,699
Kazakhstan (Republic of) 5.125% 2025[3]	9,750	10,997
Kazakhstan (Republic of) 5.125% 2025	5,700	6,429
Kazakhstan (Republic of) 6.50% 2045[3]	7,865	10,948
Kenya (Republic of) 6.875% 2024	15,875	17,099
Kenya (Republic of) 6.875% 2024[3]	5,175	5,574
Kenya (Republic of) 8.25% 2048[3]	29,120	30,397
Nigeria (Republic of) 6.375% 2023	17,825	19,036
Nigeria (Republic of) 6.375% 2023[3]	1,095	1,169
Nigeria (Republic of) 7.625% 2047	15,500	15,640
Oman (Sultanate of) 5.625% 2028	45,000	44,602
Pakistan (Islamic Republic of) 5.50% 2021[3]	6,145	6,261
Pakistan (Islamic Republic of) 8.25% 2024	7,355	8,247
Pakistan (Islamic Republic of) 8.25% 2025[3]	9,222	10,352
Pakistan (Islamic Republic of) 6.875% 2027[3]	14,600	15,221
New World Fund — Page 10 of 16

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Panama (Republic of) 3.75% 2026[3]	$20,790	$ 21,726
Panama (Republic of) 4.50% 2047	19,930	22,621
Paraguay (Republic of) 5.00% 2026	12,365	13,586
Paraguay (Republic of) 5.00% 2026[3]	4,475	4,917
Paraguay (Republic of) 4.70% 2027[3]	8,790	9,609
Paraguay (Republic of) 4.70% 2027	5,500	6,012
Peru (Republic of) 6.55% 2037	10,417	14,831
Peru (Republic of) 5.625% 2050	1,240	1,727
Poland (Republic of) 3.25% 2026	12,900	13,593
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[3]	3,045	3,203
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[3]	1,330	1,603
Qatar (State of) 4.50% 2028[3]	25,500	28,805
Republic of Belarus 6.875% 2023	7,000	7,463
Romania 2.875% 2029	€18,275	22,509
Romania 5.125% 2048[3]	$20,600	22,943
Russian Federation 6.50% 2024	RUB950,000	14,654
Russian Federation 4.375% 2029[3]	$10,000	10,471
Russian Federation 6.90% 2029	RUB975,000	15,042
Russian Federation 5.10% 2035	$18,000	19,580
Saudi Arabia (Kingdom of) 2.375% 2021[3]	1,700	1,702
Saudi Arabia (Kingdom of) 3.25% 2026[3]	6,915	7,137
Saudi Arabia (Kingdom of) 3.625% 2028[3]	12,700	13,291
Senegal (Republic of) 4.75% 2028	€13,200	15,290
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	$ 1,900	1,919
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	2,000	2,023
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	3,380	3,324
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	530	540
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	16,820	17,094
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	4,000	3,930
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[3]	7,500	7,635
Turkey (Republic of) 10.70% 2021	TRY49,500	8,296
Turkey (Republic of) 10.70% 2022	52,700	8,423
Turkey (Republic of) 16.20% 2023	41,300	7,581
Turkey (Republic of) 6.00% 2041	$ 8,795	7,756
Turkey (Republic of) 5.75% 2047	48,945	41,503
Ukraine Government 7.75% 2027	22,200	23,503
Ukraine Government 7.375% 2032	29,200	29,754
United Mexican States, Series M, 5.75% 2026	MXN614,200	29,364
Venezuela (Bolivarian Republic of) 7.00% 2018[9]	$ 870	141
Venezuela (Bolivarian Republic of) 7.75% 2019[9]	15,668	2,546
Venezuela (Bolivarian Republic of) 6.00% 2020[9]	12,912	2,098
Venezuela (Bolivarian Republic of) 12.75% 2022[9]	1,162	189
Venezuela (Bolivarian Republic of) 9.00% 2023[9]	18,851	3,063
Venezuela (Bolivarian Republic of) 8.25% 2024[9]	4,062	660
Venezuela (Bolivarian Republic of) 7.65% 2025[9]	1,741	283
Venezuela (Bolivarian Republic of) 11.75% 2026[9]	870	141
Venezuela (Bolivarian Republic of) 9.25% 2027[9]	2,321	377
Venezuela (Bolivarian Republic of) 9.25% 2028[9]	4,346	706
Venezuela (Bolivarian Republic of) 11.95% 2031[9]	1,449	235
Venezuela (Bolivarian Republic of) 7.00% 2038[9]	1,448	235
		1,271,549
New World Fund — Page 11 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes 0.38% Energy 0.21%	Principal amount (000)	Value (000)
Gazprom OJSC 6.51% 2022[3]	$ 5,410	$ 5,874
Petrobras Global Finance Co. 8.75% 2026	14,800	18,619
Petrobras Global Finance Co. 6.85% 2115	4,340	4,729
Petróleos Mexicanos 7.19% 2024	MXN615,959	26,758
Petróleos Mexicanos 6.50% 2029	$ 29,000	28,449
		84,429
Financials 0.05%
BBVA Bancomer SA 6.50% 2021[3]	3,275	3,444
HSBK (Europe) BV 7.25% 2021[3]	11,150	11,732
VEB Finance Ltd. 6.902% 2020	5,300	5,487
		20,663
Utilities 0.05%
Empresas Publicas de Medellin E.S.P. 4.25% 2029[3]	4,980	5,132
State Grid Overseas Investment Ltd. 3.50% 2027[3]	14,225	14,786
		19,918
Industrials 0.04%
DP World Crescent 4.848% 2028[3]	11,175	12,061
Lima Metro Line Finance Ltd. 5.875% 2034[3]	3,035	3,297
		15,358
Materials 0.03%
CSN Resources SA 7.625% 2023	14,000	14,874
Total corporate bonds & notes		155,242
Total bonds, notes & other debt instruments (cost: $1,358,660,000)		1,426,791
Short-term securities 7.09% Money market investments 6.63%	Shares
Capital Group Central Cash Fund 2.30%[10]	26,995,560	2,699,286
Other short-term securities 0.46%	Principal amount (000)
Argentinian Treasury Bills (17.02%)–8.04% due 8/30/2019–7/31/2020	ARS2,543,575	66,035
Egyptian Treasury Bills 15.04%–15.59% due 8/20/2019–12/17/2019	EGP1,583,400	92,746
Nigerian Treasury Bills 12.40%–14.18% due 10/10/2019–1/9/2020	NGN10,950,000	29,010

Total short-term securities (cost: $2,892,603,000)		2,887,077
Total investment securities 99.51% (cost: $30,705,264,000)		40,518,180
Other assets less liabilities 0.49%		199,391
Net assets 100.00%		$40,717,571
New World Fund — Page 12 of 16

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 7/31/2019 (000)
Purchases (000)	Sales (000)
USD29,161	BRL109,970	Citibank	8/22/2019	$ 389
USD62,011	CNH426,829	Citibank	8/22/2019	241
$630
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2019 (000)
Common stocks 0.88%
Industrials 0.00%
International Container Terminal Services, Inc.[1,11]	109,941,420	—	14,776,870	95,164,550	$ 15,545	$ 86,028	$ 10,020	$ —
Energy 0.88%
Kosmos Energy Ltd.	18,860,000	7,050,000	—	25,910,000	25	(3,503)	2,342	155,719
Energean Oil & Gas PLC[1,2]	9,900,000	—	—	9,900,000	—	47,731	—	127,200
Gulf Keystone Petroleum Ltd.[1]	14,566,135	—	—	14,566,135	—	52	1,048	41,478
Indus Gas Ltd.[1,2]	10,429,272	—	—	10,429,272	—	(1,938)	—	32,722
								357,119
Total common stocks								357,119
Total 0.88%					$15,570	$128,370	$13,410	$357,119
[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $21,904,918,000, which represented 53.80% of the net assets of the fund. This amount includes $21,547,931,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $730,153,000, which represented 1.79% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Value determined using significant unobservable inputs.
[6]	Coupon rate may change periodically.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Step bond; coupon rate may change at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at July 31, 2019.
[11]	Unaffiliated issuer at 7/31/2019.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
New World Fund — Page 13 of 16

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $181,981,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
New World Fund — Page 14 of 16

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 3,889,576	$ 2,446,588	$ —	$ 6,336,164
Consumer discretionary	2,113,586	3,094,905	—	5,208,491
Financials	659,443	4,352,860	—	5,012,303
Health care	1,415,427	1,936,157	—	3,351,584
Industrials	542,125	2,625,539	—	3,167,664
Materials	1,491,711	1,339,541	—	2,831,252
Communication services	1,826,640	880,129	—	2,706,769
Consumer staples	670,182	1,722,576	—	2,392,758
Energy	794,008	1,564,979	—	2,358,987
Utilities	24,346	1,098,862	—	1,123,208
Real estate	168,656	407,328	—	575,984
Preferred securities	703,694	200,038	55	903,787
Rights & warrants	—	235,361	—	235,361
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,271,549	—	1,271,549
Corporate bonds & notes	—	155,242	—	155,242
Short-term securities	2,699,286	187,791	—	2,887,077
Total	$16,998,680	$23,519,445	$55	$40,518,180
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$630	$—	$630
*	Forward currency contracts are not included in the investment portfolio.

New World Fund — Page 15 of 16

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CNH = Chinese yuan renminbi
DOP = Dominican pesos
EGP = Egyptian pounds
€ = Euros
GDR = Global Depositary Receipts
MXN = Mexican pesos
NGN = Nigerian naira
RUB = Russian rubles
TRY = Turkish lira
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-036-0919O-S73125	New World Fund — Page 16 of 16